Financial Risk Management - Summary of Company's Exposure to Exchange Risk and Pre-tax Effects on Earnings and Other Comprehensive Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Canadian Dollar [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	$ 5,572
Income loss from a five percent decrease in Foreign Currency exchange risk before tax	496
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	(217)
Indian Rupee [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	882
Income loss from a five percent decrease in Foreign Currency exchange risk before tax	7
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	37
Chilean Peso [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	547
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	27
Euro [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	(353)
Income loss from a five percent decrease in Foreign Currency exchange risk before tax	2
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	(20)
Australian Dollar [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	231
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	12
Chinese Yuan [Member]
Summary of Financial Instruments by Exposure to Exchange Risk and Pre-tax Effect on earnings and Other Comprehensive Income [Line Items]
Foreign Currency Exposure	3,383
Other comprehensive income loss from a five percent decrease in Foreign Currency exchange risk before tax	$ 169